UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3696

Reserve Tax-Exempt Trust
(Exact name of registrant as specified in charter)

Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended September 30th

Item 1.            Schedule of Investments

RESERVE TAX-EXEMPT TRUST-INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount		Value

	TAX-EXEMPT OBLIGATIONS-97.7%

	ARIZONA-1.5%
$5,100,000	Apache County IDA for Tucson Electric Power Co., 2.33% - 2.40%, 12/15/18(a)	$5,100,000
2,000,000	Apache County IDA for Tucson Electric Power Co., 2.33%, 12/1/20(a)	2,000,000
3,600,000	Arizona HCF for Royal Oaks, 2.49%, 3/1/27(a)	3,600,000
1,000,000	Phoenix IDR for Del Mar Terrace, 2.37%, 10/1/29(a)	1,000,000
3,400,000	Pima County IDA for Tucson Electric Power Co., Series A, 2.40%, 12/1/22(a)	3,400,000
1,000,000	Yuma IDA for El Encanto Apt., MFH, 2.50%, 4/15/33(a)	1,000,000
		16,100,000

	CALIFORNIA-9.1%
27,000,000	California HFA for Lloyds, 2.41%, 2/1/27(a)	27,000,000
1,900,000	California Statewide for Covenant Retirement Community, 2.42%, 12/1/25(a)	1,900,000
22,200,000	California Water Department Reserve Powersupply, Series B-6, 2.17% - 2.40%, 5/1/22(a)	22,200,000
6,900,000	Dublin County Multi Hsg for Park Sierra, Series A, 2.33%, 6/1/28(a)	6,900,000
3,595,000	Livermore California, 2.50%, 5/1/27(a)	3,595,000
20,685,000	Long Beach California Harbor, Series A, 1.94% - 2.31%, 5/15/27(a)	20,685,000
4,800,000	Los Angeles Comm Redv Bt for Security Building Project, 2.50%, 12/15/34(a)	4,800,000
2,195,000	Orange County HDC for Sanitation, 2.45%, 8/1/13(a)	2,195,000
4,000,000	Passadena MFH for Holly Street Apartments, Series A, 2.50%, 12/15/33(a)	4,000,000
100,000	Santa Ana USD, 2.30%, 7/1/15(a)	100,000
4,650,000	Stanilaus WST for Ogden Martin System Energy, 2.36%, 1/1/10(a)	4,650,000
		98,025,000

	COLORADO-2.9%
4,200,000	Arapahoe County for Sratford State, 2.38%, 11/1/17(a)	4,200,000
500,000	Broomfield IDA for Buckeye Investments, 2.52%, 12/1/09(a)	500,000
3,205,000	Colorado HFA CL III, Series A-1, 2.45%, 4/1/30(a)	3,205,000
20,900,000	Colorado HFA for Adventist Health Sunbelt, Series B, 2.49%, 11/15/34(a)	20,900,000
2,800,000	University of Colorado, Series B, 2.36%, 11/15/35(a)	2,800,000
		31,605,000

	CONNECTICUT-4.0%
1,190,000	Connecticut DAR for Pierce Memorial Baptist, 2.30%, 10/1/28(a)	1,190,000
600,000	Connecticut HEFA for Hotchkiss School, Series A, 2.45%, 7/1/30(a)	600,000
7,025,000	Connecticut HEFA for Yale University, Series T-2, 2.30%, 7/1/29(a)	7,025,000
25,300,000	Connecticut HEFA for Yale University, Series X-3, 2.30%, 7/1/37(a)	25,300,000
900,000	Connecticut HFA, Series D-3, 2.50%, 5/15/18(a)	900,000
2,700,000	Connecticut HFA, Series D-3, 2.53%, 5/15/33(a)	2,700,000
1,000,000	Connecticut Special Tax for Transportation Infrastructure, Series 1, 2.45%, 9/1/20(a)	1,000,000
1,700,000	Connecticut State Development Authority for Solid Waste, 2.39%, 8/1/23(a)	1,700,000
900,000	Connecticut State HEFA, 2.21&, 7/1/27(a)	900,000
800,000	Hartford Redev. Agency MHR for Underwood Towers Project, 2.47%, 6/1/20(a)	800,000
650,000	New Canaan Housing Authority for Village at Waveny Care Center, 2.33%, 1/1/22(a)	650,000
880,000	Shelton County HFA for Crosby Commons Project, 2.52%, 1/1/31(a)	880,000
		43,645,000

	DISTRICT OF COLUMBIA-0.3%
3,000,000	District of Columbia GO, Series D-2, 2.45%, 6/1/26(a)	3,000,000

	FLORIDA-8.2%
210,000	Broward County HFA for Jacaranda Village Apartments, 2.36%, 9/1/22(a)	210,000
4,025,000	Capital Finance Authority for Glenridge Palmer Ranch, 2.32%, 6/1/12(a)	4,025,000
1,000,000	Collier County for Clevland Health Clinic, 2.33%, 1/1/35(a)	1,000,000
300,000	Duval County HFA for Lighthouse Bay Apartments, 2.50%, 12/1/32(a)	300,000
5,945,000	Florida HFA for Collins Cove Senior Apartments, 2.40%, 2/1/36(a)	5,945,000
3,900,000	Florida HFA for Wellesley Apartments, Series O, 2.65%, 8/1/35(a)	3,900,000
1,000,000	Florida HFC for Reflections, Series 5, 2.50%, 7/1/31(a)	1,000,000
6,875,000	Florida HFC Multifamily for Bridgewater Club, 2.40%, 6/1/34(a)	6,875,000
5,420,000	Florida HFC Multifamily for Magnolia Pointe Apts., Series J, 2.54%, 6/1/39(a)	5,420,000
16,900,000	Jacksonville Florida District Energy System Series A, 2.50%, 10/1/34(a)	16,900,000
10,310,000	Manatee County PCR for Florida Power & Light Co., 2.30%, 9/1/24(a)	10,310,000
7,900,000	Miami Dade County IDA for Airis Miami LLC, Series A, 2.58%, 10/15/25(a)	7,900,000
1,100,000	Orange County for YMCA, Series A, 2.55%, 5/1/27(a)	1,100,000
5,550,000	Orange County HFA for Charleston Club Apartments, 2.38%, 7/15/34	5,550,000
8,500,000	Palm Beach County for Morse Obligation Group, 2.50%, 5/1/33(a)	8,500,000
9,000,000	Palm Beach County for Raymond F Kravis Center, 2.48%, 7/1/32(a)	9,000,000
500,000	Sarasota County HFA for Bay Village, 2.55%, 12/1/23(a)	500,000
		88,435,000

	GEORGIA-2.5%
1,204,268	Georgia Muni Assoc. Pool Bd. COP, 2.51%, 12/15/20(a)	1,204,268
4,970,000	Marietta HFA for Woold Glen, 2.49%, 7/1/24(a)	4,970,000
20,700,000	Meag’s, 2.40%, 1/1/26(a)	20,700,000
		26,874,268

	HAWAII-1.3%
12,000,000	Honolulu City & County GO, Series 2001-C, 2.28%, 12/1/13(b)	12,000,000
1,800,000	Honolulu City & County GO, Series 2001-C, 2.28%, 12/1/18(b)	1,800,000
		13,800,000

	IOWA-0.6%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center, 2.38%, 8/1/15(a)	1,000,000
5,725,000	Iowa Community Project, Series C, 2.49%, 11/15/34	5,725,000
		6,725,000

	LOUISIANA-3.0%
955,000	Lake Charles District Revenue for Conoco, Series A, 2.38%, 9/1/29(a)	955,000
949,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 2.40%, 8/1/07(a)	949,000
948,000	Louisiana Environmental Facilities Community DAR, Series A, 2.51%, 11/01/34(a)	948,000
94,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A 2.30%, 9/1/17(a)	94,000
48,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 2.34%, 9/1/14(a)	48,000
5,000,000	Louisiana Offshore Terminal Loop Inc, 2.49%, 9/1/08(a)	5,000,000
28,000	Louisiana PFA for Kenner Hotel Ltd., 2.33%,12/1/15(a)	28,000
1,475,000	Louisiana PFA, 2.60%, 7/1/33(a)	1,475,000
7,029,000	Louisiana PFA, Multi-family, 2.51%, 6/15/31(a)	7,029,000
9,351,000	South Louisiana Port, 2.45%, 1/1/27(a)	9,351,000
4,949,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.37%, 7/1/18(a)	4,949,000
1,373,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 2.40%, 7/1/21(a)	1,373,000
		32,199,000

	MARYLAND-3.0%
1,000,000	Anne Arundel County Multi-family Rev. for Mill Pond Apt., 2.35%, 10/1/33(a)	1,000,000
1,000,000	Baltimore Housing for Spring Hill, 2.32%, 9/20/28(a)	1,000,000
1,000,000	Baltimore IDA City Council, 2.38%, 8/1/16(a)	1,000,000
3,900,000	Howard County for Vantage House Facility, Series A, 2.49% 6/1/32(a)	3,900,000
1,200,000	Howard County Multi-Family for Sherwood Crossing Apt., 2.50% 7/15/33(a)	1,200,000
1,300,000	Maryland HEFA Pooled Loan Program, Series 1985, 2.36%, 4/1/35(a)	1,300,000
1,315,000	Maryland HEFA Pooled Loan Program, Series D, 2.48%, 1/1/29(a)	1,315,000
1,000,000	Maryland State Health & Higher Education for Carnegie Institute, 2.45%, 10/1/37(a)	1,000,000
1,975,000	Maryland State Health & Higher Education for Trinity College, 2.49%, 11/1/26(a)	1,975,000
9,130,000	Maryland State HEFA for Adventist Health Care, Series A, 2.51%, 1/1/35(a)	9,130,000
8,350,000	Maryland State Trans. Auth. for Baltimore/Washington Airport, Series A, 2.48%, 7/1/13(a)	8,350,000
1,000,000	Montgomery County EDA for Riderwood Village Inc., 2.52%, 3/1/34(a)	1,000,000
		32,170,000

	MASSACHUSETTS-13.9%
2,480,000	Massachusetts DFA for Bedford Notre Dame Health Care, 2.59%, 10/1/29(a)	2,480,000
10,825,000	Massachusetts DFA for Briarwood Retirement, Series A, 2.50%, 1/1/35(a)	10,825,000
21,730,000	Massachusetts DFA for Brooksby village project, 2.48%, 7/1/32(a)	21,730,000
9,945,000	Massachusetts DFA for Jewish Geriatric Services, 2.32%, 5/15/34(a)	9,945,000
200,000	Massachusetts DFA for Jewish High School Project, 2.54%, 6/1/32(a)	200,000
9,991,000	Massachusetts DFA for Smith College, 2.44%, 7/1/24(a)	9,991,000
600,000	Massachusetts DFA IDR for Ocean Spray Cranberry, 2.48%, 10/15/11(a)	600,000
1,100,000	Massachusetts GO, Series 97-B, 2.50%, 9/1/16(a)	1,100,000
100,000	Massachusetts HEFA for Berklee College of Music, Series D, 2.24%, 10/1/27(a)	100,000
20,000,000	Massachusetts HEFA for Harvard University, Series G, 2.30%, 7/1/29(a)	20,000,000
14,280,000	Massachusetts HEFA for Harvard University, Series Y, 2.30%, 7/1/35(a)	14,280,000
34,595,000	Massachusetts HEFA for Massachusetts Institute of Technology, Series J-2, 2.36%, 7/1/31(a)	34,595,000
800,000	Massachusetts HEFA for University of Massachusetts, Series A, 2.32%, 11/1/30(a)	800,000
200,000	Massachusetts HEFA for Williams College, Series E, 2.50%, 8/1/14(a)	200,000
300,000	Massachusetts HFA for Multifamily Housing, 2.35%, 1/15/10(a)	300,000
11,950,000	Massachusetts WRA, Series 99-B, 2.30%, 8/1/28(a)	11,950,000
4,470,000	Massachusetts WRA, Series B, 2.35%, 4/1/28(a)	4,470,000
2,050,000	Massachusetts WRA, Series C, 2.35%, 8/1/37(a)	2,050,000
3,800,000	Massachusetts WRA, Series D, 2.35%, 11/1/26(a)	3,800,000
1,300,000	Massachusetts WSR, Series A, 2.42% 11/1/24(a)	1,300,000
		150,716,000

	MICHIGAN-5.2%
1,100,000	Jackson County EDC for Thrifty Leoni Inc., 2.57%, 12/1/14(a)	1,100,000
4,515,000	Jackson County EDC for Vista Grande Villa, 2.33%, 11/1/31(a)	4,515,000
5,250,000	Michigan HDA for Berrien Woods, Series A, 2.60%, 7/1/32(a)	5,250,000
300,000	Michigan HDA for Parks of Taylor Apt., Series A, 2.50%, 8/15/32(a)	300,000
1,075,000	Michigan HDA, Series B, 2.33%, 4/1/19(a)	1,075,000
14,700,000	Michigan State University Revenue, Series A, 2.35%, 8/15/32(a)	14,700,000
400,000	Michigan Strategic Fund for Clark Retirement Community, 2.50%, 6/1/31(a)	400,000
800,000	Michigan Strategic Fund for Grayling Gen Solid Waste, 2.39%, 1/1/14(a)	800,000
1,815,000	Michigan Strategic Fund for Haven Christian Services, 2.50%, 11/15/34(a)	1,815,000
21,440,000	Michigan Strategic Fund for Henry Ford Museum Village, 2.30%, 12/1/33(a)	21,440,000
735,000	Michigan Strategic Fund for M&P Cap LLC, Series A, 2.58%, 6/1/34(a)	735,000
950,000	Michigan Strategic Fund for Mot LLC Project, 2.50%, 12/1/34(a)	950,000
100,000	Michigan Strategic Fund, 2.39%, 1/1/14(a)	100,000
100,000	Oakland University, 2.45%, 3/1/31(a)	100,000
700,000	Wayne Charter County Airport, Series A, 2.40%, 12/01/32(a)	700,000
1,600,000	wayne Charter County Detroit Met Cnty A, 2.40%, 12/1/16(a)	1,600,000
1,000,000	Woodhaven Brownstown School District, Series B, 1.86%, 5/1/34(a)	1,000,000
		56,580,000

	MINNESOTA-1.4%
136,000	Andover Senior Housing for Presbyterian Homes, 2.49%, 11/15/33(a)	136,000
35,000	Brooklyn Center Brookdale Corp II Project, 2.37%, 12/1/14 (a)	35,000
5,000	Cohasset for Minnesota Power & Light, 2.32%, 6/1/13(a)	5,000
10,430,000	Cohasset for Minnesota Power & Light, Project A, 2.32%, 6/1/20(a)	10,430,000
1,794,000	Duluth Tax for Lake Superior Paper, 2.53%, 9/1/10(a)	1,794,000
35,000	Mankato Multi-family Revenue for Highland Park, 2.37%, 5/1/27(a)	35,000
40,000	Minnesota HEFA for St. Olaf College, Series 5-H, 2.32%, 10/1/30(a)	40,000
1,893,000	Minnesota Housing Finance Agency, Series C, 2.58%, 1/1/35(a)	1,893,000
228,000	Regents University, Series A, 2.48%, 7/1/08(a)	228,000
117,000	Roseville Commercial Development for Berger Transfer & Storage, 2.46%, 12/1/15(a)	117,000
30,000	St. Louis Park Catholic Fin Corp., 2.52%, 10/1/25(a)	30,000
888,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 2.49%, 10/1/33(a)	888,000
		15,631,000

	MISSOURI-0.0%
225,000	Platte County IDR for Platte Care Facility, 2.73%, 10/1/10 (a)	225,000

	NEW HAMPSHIRE-0.3%
3,160,000	New Hampshire HEFA for Exeter Hospital, Series B, 2.50%, 10/1/23(a)	3,160,000

	NEW JERSEY-7.1%
25,000,000	Hudson County NJ Impt Auth Auth, 2.48%, 7/15/26(a)	25,000,000
575,000	Jersey City IDA for Dixon Mills Apartments, 2.34%, 5/15/30(a)	575,000
3,730,000	Monmouth County Pooled Government Loan Program, 2.20%, 8/1/16(a)	3,730,000
10,705,000	New Jersey EDA for Airis Newark Project, 2.50%, 1/1/19(a)	10,705,000
4,400,000	New Jersey EDA for Bayonne Dock, 2.31%, 12/1/27(a)	4,400,000
2,800,000	New Jersey EDA for Geriatric Services Housing Project, 2.33%, 11/1/31(a)	2,800,000
7,600,000	New Jersey EDA for Newark Container LLC, 2.39%, 7/1/30(a)	7,600,000
385,000	New Jersey EDA for RJB Associates, ERN, 2.46%, 8/1/08(a)	385,000
500,000	New Jersey EDA for US Golf Association, 2.46%, 5/1/23(a)	500,000
12,400,000	New Jersey for Hospital Capital Asset, Series C, 2.47%, 7/1/35(a)	12,400,000
1,300,000	New Jersey HCF for Communtity Hospital Group, Series A-1, 2.45%, 7/1/20(a)	1,300,000
595,000	New Jersey HCF for St. Barnabas Hospital, Series A, 2.33%, 7/1/31(a)	595,000
3,630,000	New Jersey Sports Authority Expo, Series C, 2.48%, 9/1/24(a)	3,630,000
3,650,000	New Jersey Turnpike Authority, Series 91-D, 2.32%, 1/1/18(a)	3,650,000
		77,270,000

	NEW MEXICO-1.8%
19,400,000	Farmington County PCR for Arizona Public Service, Series B, 2.30% - 2.37%, 9/1/24(a)	19,400,000

	NEW YORK-16.2%
5,200,000	Jay Street Development Corp., 2.32%, 5/1/21(a)	5,200,000
5,200,000	Long Island Power Authority, Subseries A, 2.33%, 5/1/33(a)	5,200,000
3,300,000	New York City GO, Series A-5, 2.36%, 8/1/31(a)	3,300,000
3,300,000	New York City GO, Series F-2, 2.30%, 2/15/12(a)	3,300,000
2,250,000	New York City GO, Series F-6, 2.33%, 2/15/18(a)	2,250,000
3,875,000	New York City HDC for Columbus Green, 2.33%, 11/15/19(a)	3,875,000
28,800,000	New York City IDA for Korean Airlines, Series A, 2.36%, 11/1/24(a)	28,800,000
37,700,000	New York City WSA Rev, 2.25%, 6/15/25(a)	37,700,000
4,165,000	New York State Dormitory, 2.43%, 3/15/32(a)	4,165,000
6,055,000	New York State GO, Series A, 1.80%, 3/13/20(a)	6,055,000
3,000,000	New York State HFA for 10 Barclay Street, 2.41%, 11/15/37(a)	3,000,000
5,200,000	New York State HFA for 10 Liberty Street, 2.33%, 5/1/35(a)	5,200,000
1,915,000	New York State HFA for Bleecker Terrace Apt., 2.54%, 7/1/15(a)	1,915,000
2,300,000	New York State HFA for Liberty View, Series A, 2.33%, 11/15/19(a)	2,300,000
4,200,000	New York State HFA for W 43rd Street, 2.38%, 11/1/34(a)	4,200,000
46,696,000	New York State LGAC., Series C, D, E & F, 2.28% - 2.30%, 4/1/25(a)	46,696,000
3,000,000	Salem County, NJ Impt Au, 2.02%, 4/1/34(a)	3,000,000
6,000,000	Triborough Bridge & Tunnel Authority, Series C, 2.48%, 1/1/33(a)	6,000,000
2,990,000	Triborough Bridge & Tunnel Authority, Series D, 2.32%, 1/1/31(a)	2,990,000
400,000	Yonkers IDA Civic Facility for Consumers Union, 2.40%, 7/1/21(a)	400,000
		175,546,000

	NORTH CAROLINA-0.2%
600,000	North Carolina EFA for Cardinal Gibbons, 2.50%, 8/1/14(a)	600,000
1,000,000	North Carolina Medical Care Community for Stanley Total Living Center, 2.54%, 4/1/18(a)	1,000,000
		1,600,000

	OHIO-3.9%
3,500,000	Akron Bath Copley HDR for Summa Health System, Series B, 2.53%, 11/1/34(a)	3,500,000
200,000	Butler County HCF for Lifesphere, 2.50%, 5/1/27(a)	200,000
300,000	Clinton County for Wilmington Airport, 2.49%, 6/1/11(a)	300,000
3,800,000	Cuyahoga County EDA for Cleveland Botanical Gardens, 2.53%, 7/1/31(a)	3,800,000
2,500,000	Cuyahoga County for Cleveland Health Education Museum, 2.52%, 3/1/32(a)	2,500,000
300,000	Cuyahoga County HCF for Devon Oaks, 2.50%, 2/1/34(a)	300,000
6,800,000	Evandale County IDR for SHV Realty, Inc., 2.40%, 9/1/15(a)	6,800,000
295,000	Franklin County Hospital Revenue for U.S. Health Corp., 2.49%, 12/1/20(a)	295,000
545,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 2.49%, 12/1/21(a)	545,000
2,500,000	Hamilton County HCF, 2.56%, 6/1/35(a)	2,500,000
4,000,000	Licking County HCF, 2.50%, 11/1/33(a)	4,000,000
175,000	Lucas County for Toledo, 2.39%, 10/1/05(a)	175,000
25,000	Marion County Hospital Improvement, Pooled Lease Program, 2.52%, 11/1/21(a)	25,000
690,000	Middleburgh Heights for Southwest General Hospital, 2.52%, 8/15/22(a)	690,000
6,800,000	Ohio Air Quality DAR for Columbus Southern, Series C, 2.50%, 12/1/38(a)	6,800,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 2.32%, 2/1/14(a)	100,000
7,100,000	Ohio Air Quality DAR PCR for Ohio Edison, Series C, 2.30%, 6/1/23(a)	7,100,000
1,400,000	Ohio Higher EFA for Ashland University, 2.54%, 9/1/24(a)	1,400,000
700,000	Ohio WDA PCR for Cleveland Electric, Series B, 2.40%, 8/1/20(a)	700,000
200,000	Toledo City Services Special Assessment, 2.50%, 12/1/06(a)	200,000
		41,930,000

	OKLAHOMA-0.0%
500,000	Oklahoma City for Christian College, 2.82%, 7/1/15(a)	500,000

	OREGON-0.0%
500,000	Portland MFH for South Park, 2.40%, 12/1/11(a)		500,000

	PENNSYLVANIA-4.8%
3,380,000	Allegheny HDA for Dialysis Clinic, 2.50%, 12/1/19(a)		3,380,000
2,200,000	Allegheny HDA for Presbyterian University Hospital, 2.50%, 3/1/18(a)		2,200,000
390,000	Blair County IDR for Village of Penn State, Series C, 2.27%, 1/1/11(a)		390,000
400,000	Chester County HEFA for Simpsons Meadows, 2.52%, 10/1/30(a)		400,000
1,750,000	Delaware County IDR for Sun, Inc., 2.38%, 11/1/33(a)		1,750,000
1,000,000	Emmaus General Authority Revenue, 2.37%, 12/1/28(a)		1,000,000
10,900,000	Emmaus General Authority Revenue, Series G-18, 2.38%, 3/1/24(a)		10,900,000
1,620,000	Lawrence County for Villa Maria, 2.52%, 7/1/33(a)		1,620,000
1,235,000	Lebanon County HCF for ECC Retirement Village, 2.54%, 10/15/25(a)		1,235,000
3,000,000	Lehigh County IDA, 2.40%, 12/1/15(a)		3,000,000
5,300,000	Montgomery County for Forge Gate Apartments, Series A, 2.50%, 8/15/31(a)		5,300,000
1,900,000	Montgomery County for Higher Ed. William Penn Charter, 2.52%, 9/15/31(a)		1,900,000
3,555,000	Philadelphia Housing Revenue Authority, Series A, 2.54%, 6/1/25(a)		3,555,000
10,705,000	Quakertown Pennsylvania General Authority Revenue, 2.43%, 7/1/26(a)		10,705,000
1,000,000	Scranton Redevelopment Authority Revenue for Parking Facility, 2.54%, 6/1/33(a)		1,000,000
3,935,000	Wilkens Area IDA for Fairview Extended Care, Series B, 2.45%, 1/1/21(a)		3,935,000
			52,270,000

	PUERTO RICO-0.7%
1,511,000	Puerto Rico Government Development Bank, 2.22%, 12/1/15(a)		1,511,000
5,567,000	Puerto Rico Highway & Transportation Authority, Series A, 2.29% - 2.57%, 7/1/28(a)		5,567,000
			7,078,000

	TENNESSEE-0.1%
695,000	Chattanooga IDA for Baylor School, 2.49%, 11/1/16(a)		695,000

	TEXAS-1.3%
13,700,000	Harris County IDA for Baytank Houston, Inc., 2.38%, 2/1/20(a)		13,700,000

	UTAH-0.2%
2,000,000	Utah Transit Authority Sales Tax Revenue, Series B, 2.53%, 9/1/32(a)		2,000,000

	VIRGINIA-4.2%
15,590,000	Alexandria County IDA for Goodwin House, 2.32% - 2.61%, 10/1/35(a)		15,590,000
670,000	Alexandria County IDA Pooled Loan, Series A, 2.50%, 7/1/26(a)		670,000
1,500,000	Arlington County Virginia Rev for Ballston Public Parking, 2.40%, 8/1/17(a)		1,500,000
600,000	Chesapeake County IDA for Cheaspeake General Hospital, Series B, 2.36%, 7/1/31(a)		600,000
1,075,000	Clarke County IDA, 2.03% - 2.45%, 1/1/30(a)		1,075,000
575,000	Hampton County MFH for Avalon Apartments, 2.03% - 2.40%, 6/15/26(a)		575,000
750,000	Hampton County MFH for Shoreline Apartments, 2.38%, 12/1/19(a)		750,000
430,000	Hanover County IDA for Covenent Woods, 2.52%, 7/1/29(a)		430,000
1,900,000	Henrico County EDA for White Oaks Ltd Project, 2.31% - 2.40%, 10/1/27(a)		1,900,000
1,500,000	James City & County IDA for Chambrel, 2.50%, 11/15/32(a)		1,500,000
900,000	Norfolk IDR for Hospital Facilities-Children, 2.50%, 6/1/20(a)		900,000
1,100,000	Peninsula Port Authority for Dominion Terminal, 2.27% - 2.28%, 7/1/16(a)		1,100,000
2,045,000	Portsmouth Redevelopment & HSG - Multifamily, 2.41%, 6/1/30(a)		2,045,000
16,800,000	Richmond IDA for Cogentrix of Richmond Proj A, 2.40%, 12/1/17(a)		16,800,000
500,000	University of Virginia, Series A, 2.40%, 6/1/34(a)		500,000
			45,935,000

	Total Investments (Cost $1,057,314,268)	97.7%	1,057,314,268
	Other assets, less liabilities	2.3	24,345,643
	Net Assets	100.0%	$1,081,659,911

RESERVE TAX-EXEMPT TRUST - CALIFORNIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS-84.2%

	CALIFORNIA - 84.2%

$395,000	Alameda Contra Costa Capital Improvements, Series F, 2.46%, 8/1/23(a)		$395,000
3,000,000	California Housing Fin Agency, 2.41%, 2/1/27		3,000,000
3,720,000	California Infrastructure & Economic Development, Series A, 2.46%, 9/1/28(a)		3,720,000
4,000,000	California Pollution Control Finance Auth, 2.24%, 11/1/26(a)		4,000,000
3,105,000	California Pollution Control Finance Auth, Series A, 2.31%, 12/1/16(a)		3,105,000
775,000	California School Facilities for Capital Improvements, Series C, 2.25%, 7/1/22(a)		775,000
4,000,000	California State Economic Recovery, Series C-6, 2.20%, 7/1/23		4,000,000
5,000,000	California Statewide CDA for Covenant Retirement Community, 2.42%, 12/1/25(a)		5,000,000
2,200,000	California Statewide CDA for Early Education Community Center COP, 2.45%, 9/1/31(a)		2,200,000
4,750,000	California Water Department Reserve Powersupply, Series B-3, 2.20%, 5/1/22(a)		4,750,000
8,048,000	California Water Department Reserve Powersupply, Series B-4, 2.20%-2.45%, 5/1/22(a)		8,048,000
3,050,000	California Water Department Reserve Powersupply, Series B-6, 2.20%, 5/1/22(a)		3,050,000
2,175,000	Chula Vista Charter City for Home Depot, Inc., 2.33%, 12/1/10(a)		2,175,000
1,800,000	Contra Costa County MFH for Delta Square Apt., 2.44%, 10/15/29(a)		1,800,000
1,000,000	Fremont Calif Cops Family Res Center, 2.38%, 08/01/30(a)		1,000,000
1,400,000	Fremont Calif CTFS Police Fac Refing Proj, 2.38%, 08/01/28(a)		1,400,000
2,200,000	Irvince Ranch Calif Wtr Dist, 2.20%, 10/01/10(a)		2,200,000
1,200,000	Irvince Ranch Calif Wtr Dist, 2.20%, 4/1/33(a)		1,200,000
700,000	Irvine Calif Impt BD Act 1915, 2.20%, 09/2/22(a)		700,000
1,766,000	Irvine Calif Impt BD Act 1915, 2.20%, 09/2/24(a)		1,766,000
606,000	Irvine California Improvement Bond Act of 1915 Assessment District 00-18, Series A, 2.20%, 9/2/26(a)		606,000
5,000,000	Long Beach Calif Hbr Rev, Series A, 2.34%-2.39%, 5/15/27(a)		5,000,000
2,400,000	Los Angeles Calif Cmnty Redev Multifamily HSG, Series A, 2.34%, 12/1/38(a)		2,400,000
4,665,000	Orange County Sanitation Authority, 2.45%, 8/1/13(a)		4,665,000
3,400,000	Riverside CFD, Special Tax 88-4, 2.32%, 9/1/14(a)		3,400,000
4,000,000	San Francisco Community Facilities for District 4, 2.45%, 8/1/31(a)		4,000,000
5,400,000	Santa Ana County, El Cammo Hospital District, 2.43%, 8/1/15(a)		5,400,000
1,300,000	Santa Ana USD, 2.30%, 7/1/15(a)		1,300,000
3,800,000	Stockton HCF for Dameron Hosp., Series A, 2.22%, 12/1/32(a)		3,800,000
5,100,000	Turlock Irrigation District for Transportation, Series A, 2.23%, 1/1/31(a)		5,100,000
			89,955,000

	Total Investments (Cost $89,995,000)	84.2%	89,955,000
	Other Assets, Less Liabilities	15.8	16,820,794
	Net Assets	100.0%	$106,775,794

RESERVE TAX-EXEMPT TRUST - CONNECTICUT TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS-80.3%

	CONNECTICUT - 69.4%

$2,460,000	Connecticut DAR for Independent Living, 2.37%, 7/1/15(a)		$2,460,000
1,200,000	Connecticut DAR for Pierce Memorial Baptist, 2.30%, 10/1/28(a)		1,200,000
800,000	Connecticut HEFA for Edgehill, Series C, 2.29%, 7/1/27(a)		800,000
1,200,000	Connecticut HEFA for Hotchkiss School, Series A, 2.45%, 7/1/30(a)		1,200,000
1,200,000	Connecticut HEFA for Klingberg Family Center, 2.48%, 7/1/32(a)		1,200,000
1,000,000	Connecticut HEFA for Yale University, Series T-2, 2.45%, 7/1/29(a)		1,000,000
200,000	Connecticut HEFA for Yale University, Series V-1, 2.35%, 7/1/36(a)		200,000
1,100,000	Connecticut HEFA for Yale University, Series X-3, 2.30%, 7/1/37(a)		1,100,000
610,000	Connecticut HFA, Sub Series 3, 2.50%, 5/15/18(a)		610,000
800,000	Connecticut HFA, Sub Series D-3, 2.53%, 5/15/33(a)		800,000
1,200,000	Connecticut Special Tax Obligation for Transportation Infrastructure, 2.45%, 9/1/20(a)		1,200,000
400,000	Connecticut State Health and Educational Facilities, Series C, 2.14%, 7/1/27(a)		400,000
2,400,000	Connecticut State DAR for Solid Waste, 2.39%, 8/1/23(a)		2,400,000
1,200,000	Hartford Redev. Agency MHR for Underwood Towers Project, 2.47%, 6/1/20(a)		1,200,000
1,200,000	New Canaan Housing Authority for Village at Waveny Care Center, 2.33%, 1/1/22(a)		1,200,000
500,000	North Canaan Housing Authority for Greer Woods, 2.47%, 8/1/31(a)		500,000
750,000	Shelton County HFA for Crosby Commons Project, 2.52%, 1/1/31(a)		750,000
			18,220,000

	PUERTO RICO - 10.9%

851,000	Puerto Rico Highway & Transportation Authority, 2.29%,7/1/28(b)		851,000
2,000,000	Puerto Rico Government Development Bank, 2.22%, 12/1/15(a)		2,000,000
			2,851,000

	Total Investments (Cost $21,071,000)	80.3%	21,071,000
	Other Assets, Less Liabilities	19.7	5,176,506
	Net Assets	100.0%	$26,247,506

RESERVE TAX-EXEMPT TRUST - FLORIDA TAX EXEMPT FUND

SCHDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal			Value
Amount			(Note 1)

	TAX-EXEMPT OBLIGATIONS - 86.9%

$1,970,000	Alachua County HFA for Oak Hammock University, 2.32%, 10/1/32(a)		$1,970,000
2,000,000	Broward County Florida Educational Facs Auth, City College Project, 2.49%, 11/1/31(a)		2,000,000
1,800,000	Broward County HFA for Jacaranda Village Apartments, 2.36%, 9/1/22(a)		1,800,000
1,810,000	Capital Finance Authority for Glenride Palmer Ranch, 2.32%, 6/1/12(a)		1,810,000
1,250,000	Collier County for Clevland Health Clinic, 2.33%, 1/1/35(a)		1,250,000
1,625,000	Dade County IDA for Dolphins Stadium, Series C, 2.32%, 1/1/16(a)		1,625,000
1,800,000	Dade County Water Service, 2.34%, 10/5/22(a)		1,800,000
1,200,000	Duval County HFA for Lighthouse Bay Apartments, 2.50%, 12/1/32(a)		1,200,000
2,000,000	Florida HFC Multifamily for Bridgewater Club, 2.40%, 6/1/34(a)		2,000,000
1,130,000	Florida HFC Multifamily for Magnolia Pointe Apartments, 2.54%, 6/1/39(a)		1,130,000
2,080,000	Jacksonville Florida Dist Energy System Ser A, 2.50%, 10/1/34(a)		2,080,000
1,800,000	Kings County, Series D, 2.53%, 8/1/06(a)		1,800,000
1,295,000	Lee County IDA for Bonita Community Health Services, Series A, 2.51%, 12/1/29(a)		1,295,000
1,100,000	Manatee County PCR for Florida Power & Light, 2.30%, 9/1/24(a)		1,100,000
3,600,000	Miami Dade County IDA for Airis Miami LLC, Series A, 2.58%, 10/15/25(a)		3,600,000
1,185,000	Orange County YMCA, Series A, 2.55%, 5/1/27(a)		1,185,000
1,700,000	Palm Beach County for Raymond F Kravis, 2.48%, 7/1/32(a)		1,700,000
1,500,000	Palm Beach County for Morse Obligation Group, 2.50%, 5/1/33(a)		1,500,000
1,800,000	Palm Beach County for School Board, Series B, 2.49%, 8/1/27 (a)		1,800,000
1,100,000	Pinellas County HFA, 2.49%, 11/1/15(a)		1,100,000
2,000,000	Port Orange for Palmer College, 2.50%, 10/1/32(a)		2,000,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 2.75%, 2/1/11(a)		200,000
400,000	University of North Florida Capital Improvements Project, 2.53%, 11/1/24(a)		400,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 2.59%, 9/1/21(a)		700,000

	Total Investments (Cost $37,045,000)	86.9%	37,045,000
	Other Assets, Less Liabilities	13.1	5,562,588
	Net Assets	100.0%	$42,607,588

RESERVE TAX-EXEMPT TRUST - MASSACHUSETTS TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS-91.8%

	MASSACHUSETTS - 91.8%

800,000	Massachusetts DFA for Briarwood Retirement Series A, 2.42%, 11/1/24(a)		$800,000
870,000	Massachusetts DFA for Brooksby Village Project, 2.48%, 7/1/32(a)		870,000
700,000	Massachusetts DFA for Jewish Geriatric Services, 2.32%, 5/15/34(a)		700,000
800,000	Massachusetts DFA for Jewish High School Project, 2.54%, 6/1/32(a)		800,000
771,000	Massachusetts DFA for Smith College, 2.44%, 7/1/24(a)		771,000
600,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 2.48%, 10/15/11(a)		600,000
850,000	Massachusetts GO, Series 97-B, 2.50%, 9/1/16(a)		850,000
80,000	Massachusetts HEFA for Becker College, Series A-2, 2.28%, 7/1/10(a)		80,000
360,000	Massachusetts HEFA for Becker College, Series A-2, 2.30%, 7/1/10(a)		360,000
135,000	Massachusetts HEFA for Becker College, Series A-2, 2.59%, 7/1/09(a)		135,000
700,000	Massachusetts HEFA for Berklee College of Music, Series B, 2.24%, 10/1/27(a)		700,000
800,000	Massachusetts HEFA for Cap Asset Program, Series E, 2.50%, 1/1/35(a)		800,000
700,000	Massachusetts HEFA for Cap Asset Program, Series E, 2.50%, 1/1/35(a)		700,000
700,000	Massachusetts HEFA for MIT, Series J-2, 2.36%, 7/1/31(a)		700,000
700,000	Massachusetts HEFA for Wellesley College, Series E, 2.30%, 7/1/22(a)		700,000
700,000	Massachusetts HEFA for Williams College, Series E, 2.50%, 8/1/14(a)		700,000
1,780,000	Massachusetts HFA for Single Family, 2.38%, 12/1/30(a)		1,780,000
875,000	Massachusetts IFA for Lowell Mills Association, Series 95, 2.59%, 12/1/20(a)		875,000
1,200,000	Massachusetts WRA, Series C, 2.40%, 8/1/20(a)		1,200,000
700,000	Massachusetts WRA, Series 99-B, 2.30%, 8/1/28(a)		700,000
630,000	Massachusetts WRA, Series B, 2.35%, 4/1/28(a)		630,000
1,250,000	Massachusetts WRA, Series C, 2.35%, 8/1/37(a)		1,250,000
900,000	Massachusetts WRA, Series D, 2.30%, 8/1/17(a)		900,000
			17,601,000

	Total Investments (Cost $17,601,000)	91.8%	17,601,000
	Other Assets, Less Liabilities	8.2	1,574,426
	Net Assets	100.0%	$19,175,426

RESERVE TAX-EXEMPT TRUST - MICHIGAN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 84.6%

	MICHIGAN - 80.1%

$753,000	Detroit EDC for Water Front Reclamation, Series A, 2.50%, 5/1/09(a)		$753,000
700,000	Detroit Mich Sew Disp Rev. Var -Sr Lien-Series B, 2.30%, 7/01/33(a)		700,000
600,000	Garden City Hospital Finance Authority, Series 96-A, 2.53%, 9/1/26(a)		600,000
500,000	Grand Rapids Economical Development Corp, 2.49%, 6/1/12(a)		500,000
400,000	Jackson County for Thrify Leoni Inc, Series A, 2.57%, 12/1/14(a)		400,000
1,400,000	Jackson County for Vista Grande Villa, Series A, 2.33%, 11/1/31(a)		1,400,000
700,000	Michigan HDA for Berrien Woods, Series A, 2.60%, 7/1/32(a)		700,000
700,000	Michigan HDA for Parks of Taylor Apt., Series A, 2.50%, 8/15/32(a)		700,000
700,000	Michigan HDA, Series A, 2.45%, 12/1/16(a)		700,000
100,000	Michigan State University Revenue, Series A, 2.22%, 8/15/32(a)		100,000
200,000	Michigan State University Revenue, Series A, 2.50%, 8/15/32(a)		200,000
680,000	Michigan State University Revenue, Series A, 2.30%, 8/15/32(a)		680,000
700,000	Michigan Strategic Fund for Grayling General Solid Waste, 2.39%, 1/1/14(a)		700,000
1,380,000	Michigan Strategic Fund for Haven Christian Services, 2.50%, 11/15/34(a)		1,380,000
1,360,000	Michigan Strategic Fund for Henry Ford Museum Village, 2.30%, 12/1/33(a)		1,360,000
600,000	Michigan Strategic Fund for Mot LLC, 2.50%, 12/1/34(a)		600,000
300,000	Michigan Strategic Fund, Series A, 2.58%, 6/1/34(a)		300,000
700,000	Oakland University, 2.45%, 3/1/31(a)		700,000
400,000	Wayne Charter County, Series A, 2.40%,12/1/16(b)		400,000
300,000	Wayne Charter County Airport, Series A 2.40%, 12/1/32(a)		300,000
			13,173,000

	PUERTO RICO - 4.5%

540,000	Puerto Rico Government Development Bank, 2.22%, 12/1/15(a)		540,000
200,000	Puerto Rico Highway & Transportation Authority, Series A, 2.29%, 7/1/28(a)		200,000
			740,000

	Total Investments (Cost $13,913,000)	84.6%	13,913,000
	Other Assets, Less Liabilities	15.4	2,538,351
	Net Assets	100.0%	$16,451,351

RESERVE TAX-EXEMPT TRUST - NEW JERSEY TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 90.9%

	NEW JERSEY - 86.7%

$1,150,000	Atlantic County Pooled Government Loan Program, 2.34%, 7/1/26(a)		$1,150,000
1,600,000	Hudson County NJ Impt Auth Auth, 2.48%, 7/15/26(a)		1,600,000
2,000,000	Jersey City IDA for Dixon Mills Apartments, 2.34%, 5/15/30(a)		2,000,000
1,770,000	Monmouth County NJ Improv Auth, 2.20%, 8/1/16		1,770,000
1,900,000	New Jersey EDA for Airis Newark Project, 2.50%, 1/1/19(a)		1,900,000
2,300,000	New Jersey EDA for Bayonne Dock, 2.31%, 12/1/27(a)		2,300,000
1,915,000	New Jersey EDA for Church & Dwight, 2.38%, 12/1/08(a)		1,915,000
1,515,000	New Jersey EDA for Economic Recovery Notes, 2.46%, 8/1/08(a)		1,515,000
800,000	New Jersey EDA for Foreign Trade, Series 98, 2.37%, 12/1/07(a)		800,000
1,900,000	New Jersey EDA for Golf Asso, Project, 2.46%, 05/1/23(a)		1,900,000
2,000,000	New Jersey EDA for Geriatrics Housing Services Series P-J, 2.33%, 11/1/31(a)		2,000,000
2,000,000	New Jersey EDA for Huntingtn SCH Princeton, 2.46%,11/1/34(a)		2,000,000
2,000,000	New Jersey EDA for International Drive Partners, 2.33%, 9/1/05(a)		2,000,000
4,100,000	New Jersey EDA for Newark Container LLC, 2.39%, 7/1/30(a)		4,100,000
960,000	New Jersey EDA for SCH Princeton Project, 2.27%, 07/1/22(a)		960,000
1,200,000	New Jersey EDA for SCH Princeton Project, 2.45%, 07/1/22(a)		1,200,000
3,700,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 2.50%, 9/1/31(a)		3,700,000
1,400,000	New Jersey HCF Authority Cap Asset Ser A, 2.47%, 7/1/35(a)		1,400,000
900,000	New Jersey Health Care Facs St Barnabas, Series 2001 A, 2.33%, 7/1/31		900,000
2,000,000	New Jersey Sports Authority Expo, Series C, 2.48%, 9/1/24(a)		2,000,000
2,000,000	New Jersey Turnpike Authority, Series 91-D, 2.32%, 1/1/18(a)		2,000,000
2,200,000	Port Authority of New York & New Jersey Versatile Structure 3, 2.31%, 6/1/20(a)		2,200,000
			41,310,000

	NEW YORK - 4.2%

2,000,000	NY Salem County, NJ Impt Au, 2.02%, 4/01/34		2,000,000

	Total Investments (Cost $43,310,000.00)	90.9%	43,310,000
	Other Assets, less Liabilities	9.1	4,332,141
	Net Assets	100.0%	$47,642,141

RESERVE TAX-EXEMPT TRUST - OHIO TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 88.3%

	OHIO - 88.3%

$1,500,000	Akron Bath Copley HDR for Summa Health System, Series B, 2.53%, 11/1/34(a)		$1,500,000
375,000	Allen County HCF for Mennonite Home, 2.51%, 2/1/18(a)		375,000
800,000	Butler County HCF for Lifesphere, 2.50%, 5/1/27(a)		800,000
500,000	Centerville HCR for Bethany Lutheran, 2.40%, 5/1/08(a)		500,000
400,000	Cleveland Airport Systems Revenue, Series D, 2.40%, 1/1/27(a)		400,000
500,000	Cuyahoga County Cleveland Health, 2.52%, 3/1/32(a)		500,000
600,000	Cuyahoga County for University Hospital, 2.34%, 1/1/16(a)		600,000
490,000	Cuyahoga County for S&R Playhouse, 2.55%, 12/1/09(a)		490,000
700,000	Cuyahoga County HCF for Devon Oaks, 2.50%, 2/1/34(a)		700,000
700,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 2.53%, 7/1/31(a)		700,000
1,400,000	Evandale County IDR for SHV Realty Inc., 2.40%, 9/1/15(a)		1,400,000
960,000	Franklin County Hospital Revenue for U.S. Health Corp., Series A, 2.49%, 12/1/21(a)		960,000
735,000	Greene County IDA for Fairview, Series B, 2.45%, 1/1/11(a)		735,000
805,000	Hamilton County HRB for Alliance Health, Series A, 2.24%, 1/1/18(a)		805,000
1,500,000	Licking County HCF, 2.50%, 11/1/33(a)		1,500,000
935,000	Middleburgh Heights HR for Southwest General Health, 2.52%, 8/15/22(a)		935,000
700,000	Ohio Air Quality DAR for Columbus Southern, Series C, 2.50%, 12/1/38(a)		700,000
1,100,000	Ohio Air Quality DAR PCR for Ohio Edison, Series C, 2.30%, 6/1/23(a)		1,100,000
600,000	Ohio State Higher Educational Facility Reenue for Ashland Univ. 2.54%, 9/1/24(a)		600,000
400,000	Ohio State University, 2.30%, 12/1/17, 12/1/27(a)		400,000
700,000	Ohio WDA PCR for Cleveland Electric, Series B, 2.40%, 8/1/20(a)		700,000
1,000,000	Ohio WDA PCR for Edison Project B, 2.45%, 9/1/18(a)		1,000,000
400,000	Paulding County Waste Disposal for Lafarge Corporation, 2.21%, 8/1/26(a)		400,000
500,000	Paulding County Waste Disposal, 2.21%, 8/1/26(a)		600,000
800,000	Toledo City Services Special Assessment, 2.50%, 12/1/06(a)		800,000
			19,200,000

	Total Investments (Cost $21,732,608)	88.3%	19,200,000
	Other Assets, less liabilities	11.7	2,532,608
	Net Assets	100.0%	$21,732,608

RESERVE TAX-EXEMPT TRUST - PENNSYLVANIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 81.6%

	PENNSYLVANIA - 81.6%

$500,000	Allentown PA, 2.32%, 12/1/29(a)		$500,000
1,600,000	Allentown PA, 2.60%, 12/1/29(a)		1,600,000
600,000	Allegheny HDA for Dialysis Clinic, 2.50%, 12/1/19(a)		600,000
285,000	Allegheny HDA for Presbyterian University Hospital, Series B-3, 2.50%, 3/1/18(a)		285,000
1,800,000	Allegheny IDA for UPMC Health Systems, Series C, 2.51%, 3/1/15(a)		1,800,000
200,000	Berks County IDR for Visiting Nurse Services, Series A, 2.59%, 12/1/15(a)		200,000
745,000	Berks County IDR for Visiting Nurse Services, Series B, 2.74%, 12/1/15(a)		745,000
970,000	Blair County IDR for Village of Penn State, Series C, 2.27%, 1/1/11(a)		970,000
1,800,000	Bucks County IDA, 2.40%, 7/1/15(a)		1,800,000
314,000	Chartiers Valley IDR, 2.52%, 8/1/07(a)		314,000
1,385,000	Cumberland County PA, 2.60%, 12/1/32(a)		1,385,000
1,535,000	Chester County HEFA for Simpsons Meadows, 2.52%, 10/1/30(a)		1,535,000
1,000,000	Delaware County IDA for Scotfoam Corp., 2.70%, 10/1/05(a)		1,000,000
700,000	Delaware County IDR for Sun, Inc., 2.38%, 11/1/33(a)		700,000
2,000,000	Emmaus General Authority Revenue, Series G, 2.38%, 3/1/24(a)		2,000,000
700,000	Lawrence County IDA for Var Villa Maria PJ., 2.52%, 7/1/33(a)		700,000
2,000,000	Lebanon County HCF for ECC Retirement Village, 2.54%, 10/15/25(a)		2,000,000
2,000,000	Lehigh County IDA, 2.40%, 12/1/15(a)		2,000,000
430,000	Montgomery County IDR for Girl Scouts of Southeastern PA, 2.59%, 2/1/25(a)		430,000
2,000,000	Montgomery County Multifamily for Forge Gate, Series A, 2.50%, 8/15/31(a)		2,000,000
400,000	Mlyn/so Fork PA, Conemaugh Health System Series A, 2.27%, 7/01/28(a)		400,000
725,000	Mlyn/so Fork PA, Conemaugh Health System Series A, 2.34%, 7/01/28(a)		725,000
3,460,000	Pennsylvania EDA for B & W Ebensburg Project, 2.40%, 12/1/11(a)		3,460,000
600,000	Pennsylvania HEFA for Temple University, 2.31%, 10/1/09(a)		600,000
495,000	Philadelphia Housing Revenue Authority, Series A, 2.54%, 6/1/25(a)		495,000
2,750,000	Philadelphia IDR for Fox Chase Cancer Center Project, 2.34%, 7/1/25(a)		2,750,000
1,710,000	Quakertown Pennsylvania General Authority Revenue, 2.43%, 7/1/26(a)		1,710,000
2,115,000	Schuylkill County IDA for Northeastern Power, 2.33%, 12/1/22(a)		2,115,000
1,275,000	Wilkins Area IDA for Fairview Extended Care, Series B, 2.45%, 1/1/21(a)		1,275,000
			36,094,000

	Total Investments (Cost $36,094,000)	81.6%	36,094,000
	Other Assets, Less Liabilities	18.4	8,124,075
	Net Assets	100.0%	$44,218,075

RESERVE TAX-EXEMPT TRUST - VIRGINIA TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS-AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 80.9%

	VIRGINIA - 76.3%

$600,000	Alexandria County IDA for Goodwin House, 2.32%, 10/1/35(a)		$600,000
580,000	Alexandria County IDR, Pooled Loan Program, Series A, 2.50%, 7/1/26(a)		580,000
500,000	Arlington County for Ballston Public Parking, 2.40%, 8/1/17(a)		500,000
210,000	Charlottesville IDA, 2.45%, 12/1/13(a)		210,000
290,000	Charlottesville IDA for Seminole, Series B, 2.58%, 12/1/13(a)		290,000
600,000	Chesapeake Virginia Hospital, Series B, 2.36%, 7/1/31(a)		600,000
25,000	Clarke County Indl Dev, 2.43%, 1/1/30(a)		25,000
525,000	Clarke County IDR, 2.45%, 1/1/30(a)		525,000
600,000	Hampton MFH for Avalon, 2.03%, 6/15/26(a)		600,000
600,000	Hampton MFH for Shoreline Apartments, 2.38%, 12/1/19(a)		600,000
100,000	Hanover County IDA for Covenent Woods, 2.52%, 7/1/29(a)		100,000
1,150,000	Henrico County EDA for Westminster Centerbury, Series B, 2.49%, 7/1/08(a)		1,150,000
600,000	Peninsula Port Authority for Dominion Terminal, 2.28%, 7/1/16(a)		600,000
600,000	Peninsula Port Authority for Dominion Terminal, 2.34%, 7/1/16(a)		600,000
555,000	Portsmouth Redev & HSG - Multifamily, 3.02%, 6/1/30(a)		555,000
1,200,000	Richmond IDA for Cogentrix of Richmond Proj A, 2.41%, 12/1/17(a)		1,200,000
1,100,000	University of Virginia Revenue, Series A, 2.40%, 6/1/34(a)		1,100,000
			9,835,000

	PUERTO RICO - 4.6%

600,000	Puerto Rico Highway & Transportation Authority, Series A, 2.29%, 7/1/28(a)		600,000
			600,000

	Total Investments (Cost $10,435,000)	80.9%	10,435,000
	Other Assets, Less Liabilities	19.1	2,456,044
	Net Assets	100.0%	$12,891,044

Security Type Abbreviations

CDA -	Community Development Authority
CFD -	Community Facility District
COP -	Certificate of Participation
DAR -	Development Authority Revenue Bonds
DFA -	Development Finance Agency
ECC -	Evangelical Congregation Church
EDA -	Economic Development Authority Revenue Bonds
EDC -	Economic Development Corporation
EFA -	Education Facilities Authority
GO -	General Obligation Bonds
HCF -	Health Care Facilities Revenue Bonds
HCR -	Health Care Revenue
HDC -	Housing Development Corporation Bonds
HDR -	Housing Development Revenue
HEFA -	Health & Education Facilities Authority
HFA -	Housing Finance Authority Revenue Bonds
HFC -	Housing Finance Corporation
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
IFA -	Industrial Finance Authority
LGAC -	Local Government Assistance Corp.
MFH-	Multifamily Housing Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PCR -	Pollution Control Revenue Bonds
PFA -	Public Finance Authority
USD -	United School District
WDA -	Water Development Authority
WRA -	Water Resource Authority
WSA -	Water & Sewage Authority
WSR -	Water & Sewer System Revenue Bonds

(a)

Variable rate securities.  The interest rates shown are as reported on August 31, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

Item 2.                                                           Controls and Procedures

(a)                                                          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                                                         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                                           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Tax-Exempt Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Treasurer and Chief Financial Officer

Date        October 24, 2005

*  Print the name and title of each signing officer under his or her signature.